Filed pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668
AAM Transformers ETF (TRFM)
(the “Fund”)

September 16, 2026

Supplement to the Prospectus and Summary Prospectus
each dated February 28, 2026

Effective as of the close of business on September 18, 2026, the following update is made to the Fund’s Prospectus and Summary Prospectus:

The following replaces the chart that appears under the third paragraph under the Sub-Industries chart in the Principal Investment Strategy:

Category 1 (20% weight)	U.S.-based companies with market capitalizations greater than 0.30% of S&P 500® Index market capitalization
Category 2 (30% weight)	U.S.-based companies with market capitalizations between 0.06% and 0.30% of S&P 500® Index market capitalization
Category 3 (25% weight)	U.S.-based companies with market capitalizations between 0.006% and 0.06% of S&P 500® Index market capitalization
Category 4 (15% weight)	international companies with market capitalizations greater than 0.09% of S&P 500® Index market capitalization
Category 5 (10% weight)	international companies with market capitalizations between 0.006% and 0.09% of S&P 500® Index market capitalization

Please retain this Supplement with your Prospectus, Summary Prospectus, and SAI for future reference.